Cover	Oct. 23, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41214
Entity Registrant Name	CYCURION, INC.
Entity Central Index Key	0001868419
Entity Tax Identification Number	86-3720717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1640 Boro Place
Entity Address, Address Line Two	Fourth Floor
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(310)
Local Phone Number	740-0710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CYCU
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	CYCUW
Security Exchange Name	NASDAQ